SUBSEQUENT EVENTS (Details) - USD ($) $ in Millions	2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				550.00%
Debt Instrument, Minimum Interest Expense Coverage Ratio				250.00%
Debt Prepayment Requirement from Certain Asset Dispositions, Percent				50.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Asset Sales Required		$ 3,000	$ 3,000
Debt Instrument, Minimum Interest Expense Coverage Ratio	225.00%
Debt Prepayment Requirement from Certain Asset Dispositions, Percent	100.00%
Morenci [Member]
Subsequent Event [Line Items]
Percentage of undivided interest owned by company				85.00%
Morenci [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Ownership Interest, Transaction Date		Feb. 15, 2016
Change in Ownership, Percentage		13.00%
Sale of Ownership Interest, Consideration Received on Transaction		$ 1,000
Gain (Loss) on Sale of Ownership Interest in Subsidiary		$ 550
Percentage of undivided interest owned by company		72.00%
Sumitomo Metal Mining Arizona Inc. (Sumitomo) [Member]
Subsequent Event [Line Items]
Percentage of undivided interest owned by third party				15.00%
Sumitomo Metal Mining Arizona Inc. (Sumitomo) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of undivided interest owned by third party		15.00%
Sumitomo Metal Mining Co., Ltd. (SMM) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of undivided interest owned by third party		13.00%
Credit Facility [Domain] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Amendment Date	Feb. 26, 2016
Revolving Credit Facility [Member] | Credit Facility [Domain]
Subsequent Event [Line Items]
Revolving Credit Facility, Maximum Borrowing Capacity				$ 4,000	$ 3,000
Revolving Credit Facility [Member] | Credit Facility [Domain] | Subsequent Event [Member]
Subsequent Event [Line Items]
Revolving Credit Facility, Maximum Borrowing Capacity	$ 3,500
Quarter Ended December 31, 2016 [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				500.00%
Quarter Ended December 31, 2016 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio	600.00%
Quarters Ended March 31, 2016, and June 30, 2016 [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				590.00%
Quarters Ended March 31, 2016, and June 30, 2016 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio	800.00%
Quarter Ended September 30, 2016
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				575.00%
Quarter Ended September 30, 2016 | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio	800.00%
2017 [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				425.00%
2017 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio	430.00%
After 2017 [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio				375.00%
After 2017 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio	380.00%
If Leverage Ratio is Greater Than 6.00x [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Prepayment Requirement from Certain Asset Dispositions, Amount			$ 1,000
Debt Instrument, Leverage Ratio, Threshold	600.00%
Debt Instrument, Interest Rate, Increase (Decrease)	0.50%
If Leverage Ratio is Greater Than 7.00x [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Leverage Ratio, Threshold	700.00%
Debt Instrument, Interest Rate, Increase (Decrease)	0.50%